Accounts Receivable, Net	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Accounts Receivable, Net
Note 5. Accounts receivable, net
As of June 30, 2021, accounts receivables, net consisted of accounts receivable of $32.8 million less allowance for doubtful accounts of $1.5 million. As of December 31, 2020, accounts receivables, net consisted of accounts receivable of $26.1 million less allowance for doubtful accounts of $1.3 million.

MAVEN TOPCO LIMITED [Member]
Accounts Receivable, Net
Note 3. Accounts receivable, net
As of March 31, 2021, accounts receivables, net consisted of accounts receivable of $24.6 million less allowance for doubtful accounts of $1.4 million. As of December 31, 2020, accounts receivables, net consisted of accounts receivable of $26.1 million less allowance for doubtful accounts of $1.3 million.

Note 4. Accounts Receivable, Net
As of December 31, 2020 (Successor), accounts receivable, net consisted of accounts receivable of $26.1 million less allowance for doubtful accounts of $1.3 million. As of December 31, 2019 (Successor), accounts receivable, net consisted of accounts receivable of $19.2 million, less allowance for doubtful accounts of $0.8 million.
Allowance for doubtful accounts is as follows (in thousands):

	Successor
	As of December 31, 2020	As of December 31, 2019
Balance, beginning of period	$760	$1,926
Increase (decrease) in provision	582	1,059
Write-offs, net of recoveries	(122)	(2,256)
Foreign currency translation adjustments	50	31

Balance, end of period	$1,270	$760